Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held by the Company unrealized losses	$ 0	$ 0
Held by the Company realized losses	0	0
Held by the Company other than temporary impairment losses	$ 0	$ 0
Certificates of deposit with maturities period		12 months or less